Other liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure Of Other liabilities [Line Items]
Deferred income and other liabilities	₨ 55,877		₨ 60,742
Other non-current liabilities	55,877	$ 680	60,742
Financial liabilities included in other liabilities	₨ 19,877		₨ 60,742